Share-Based Compensation - Schedule of Weighted Average Assumptions Utilized for PSUs Grants (Detail) - Omnibus Plan - PSUs	12 Months Ended
Dec. 31, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	26.00%
Expected term	3 years
Expected dividend yield	0.00%
Risk-free interest rate	0.90%
Weighted-average fair value of PSUs granted	$ 20.52